Intangible assets, airport concessions and goodwill - Net:	12 Months Ended
Dec. 31, 2024
Intangible assets, airport concessions and goodwill - Net:
Intangible assets, airport concessions and goodwill - Net:

Note 8 - Intangible assets, airport concessions and goodwill - Net:

The movements of intangible assets of airport concessions in the periods presented in the consolidated financial statements are as follows:

			Foreign currency
	1/1/2023		translation		Additions (*)		Transfers		12/31/2023
Concessions (Regulated Activity)	Ps.	56,442,841	Ps.	(1,830,087)	Ps.	74,853	Ps.	3,816,487	Ps.	58,504,094
Contracts assets		3,993,438		(55,292)		1,302,633		(3,816,487)		1,424,292
Contractor advance		378,097		41		(163,893)		—		214,245
Licences and ODC		419,439		—		53,325		—		472,764
Commercial Right’s (Unregulated Activity)		6,347,709		(832,139)		—		—		5,515,570
Goodwill		2,469,378		(320,193)		—		—		2,149,185
Accumulated amortization		(17,392,821)		431,204		(2,008,470)		—		(18,970,087)
	Ps.	52,658,081	Ps.	(2,606,466)	Ps.	(741,552)	Ps.	—	Ps.	49,310,063

			Foreign currency
	1/1/2024		translation		Additions (*)		Transfers		12/31/2024
Concessions (Regulated Activity)	Ps.	58,504,094	Ps.	3,784,683	Ps.	245,120	Ps.	1,849,882	Ps.	64,383,779
Contracts assets		1,424,292		127,992		2,848,300		(1,849,882)		2,550,702
Contractor advance		214,245		20		1,191,928		—		1,406,193
Licences and ODC		472,764		—		87,897		—		560,661
Commercial Right’s (Unregulated Activity)		5,515,570		1,260,707		—		—		6,776,277
Goodwill		2,149,185		474,478		—		—		2,623,663
Accumulated amortization		(18,970,087)		(1,194,291)		(2,250,734)		—		(22,415,112)
	Ps.	49,310,063	Ps.	4,453,589	Ps.	2,122,511	Ps.	—	Ps.	55,886,163
(*)

Within the most significant additions in 2023 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the most significant works are the expansion of Terminal D and expansion of areas for migration of Terminal D.

(*)

Within the most significant additions in 2024 are: a) the expansion works of terminal building 1 at Cancun Airport with an amount of Ps.913,765; b) expansion of terminal building 4 at Cancun Airport for Ps.350,430; c) expansion of Villahermosa Airport for Ps.70,547; d) in Aerostar, the most significant works are those that continue to be carried out for the expansion of terminal “D” for Ps.218,057; and e) expansion in the rest of the Group’s airports for Ps.297,083, which have been completed and transferred to the concessions line (regulated). The remainder of the additions corresponds to works that are in the process of being finalized related to the expansion of terminal 1 at Cancun Airport, for an amount of Ps.510,418, and terminal “D” in Puerto Rico, for an amount of Ps.280,213.

The consolidated expense for amortization of intangibles related to concessions were Ps. 1,945,184, Ps.2,008,470, and Ps.2,250,734 in 2022, 2023 and 2024 and has been charged to the cost of aeronautical and non-aeronautical services, this amount includes the amortization of commercial rights of Aerostar of Ps.177,558, Ps.154,282 and Ps.189,547, for 2022, 2023 and 2024 respectively, recognized by the valuation of its investment in accordance with IFRS 3 “Business combinations”, and the amortization of the intangible assets of Airplan for Ps. 99,560, Ps.86,509 and Ps.106,282 for 2022, 2023 and 2024, respectively.

The amortization expense of the Mexican concession by Ps.863,183 in 2022, Ps.986,520 in 2023 and Ps.1,101,228 in 2024 has been charged to the cost of the aeronautical and non-aeronautical services.

The amortization expense of the Aerostar concessions by Ps.489,041 in 2022, Ps.444,925 in 2023 and Ps.480,006 in 2024 has been charged to the cost of aeronautical and non-aeronautical services.

The amortization expense of the Airplan concessions by Ps.315,842 in 2022, Ps.281,976 in 2023 and Ps.311,576 in 2024 has been charged to the cost of aeronautical and non - aeronautical services.

The expense for amortizing licenses and ODC by Ps.49,715 in 2022, Ps.54,259 in 2023 and Ps.62,095 in 2024 has been charged to administrative expenses.

8.1) Impairment testing of intangible assets, airport concessions and goodwill

The Company reviews the performance of business in the countries where subsidiaries operate, considering three CGUs per country of operation.

In the Aerostar and Airplan CGUs, the required annual impairment tests were carried out at the value of goodwill, which as of December 31, 2023 and 2024 is Ps.2,149,185 and Ps.2,623,663, respectively.

Goodwill is assigned to the operating segments that are expected to benefit from the synergies of the business combination, regardless of whether other assets or liabilities of the acquired entities are assigned.

The following is a summary of the allocation of goodwill:

	December 31,
	2023		2024
Aerostar	Ps.	808,288	Ps.	993,040
Airplan		1,340,897		1,630,623
	Ps.	2,149,185	Ps.	2,623,663

Methodology:

Pursuant to IAS 36 methods applied to the 2023 and 2024 calculation, Management determines the recoverable value by the fair value less costs of disposal. The Company used this method for all its CGUs. To determine the fair value less costs of disposal the discounted cash flow projections approved by Management are used covering a period of 29 years in 2023 and 28 years in 2024, respectively, in the case of Aerostar and 9 years in 2023 and 8 years in 2024, respectively, in the case of Airplan, which correspond to the remaining years of the airport concessions.

In 2023, the Company changed its valuation technique used to estimate the recoverable amount from the expected cash flow approach, which uses multiple probability-weighted flow scenarios, to the traditional approach. This approach consists of using a “single” set of estimated cash flows and a single discount rate. Uncertainties are reflected through the risk premium included in the discount rate. The change in valuation technique is because there is no longer uncertainty derived from the COVID-19 contingency. At December 31, 2024, the Company continued using this same valuation technique.

The calculations use cash flow projections that are based on financial budgets and business plans prepared by management and approved by the board of directors. Budgets and business plans are updated to reflect the most recent developments as of the reporting date. Management’s expectations reflect performance to date and are based on its experience in times of recession and are consistent with the assumptions a market participant would make. The calculations are based on studies carried out by independent third parties specialized in the aeronautical industry.

The assumptions used to estimate the recoverable amount are consistent with assumptions made by a market participant. For each CGU, the key assumptions for the base scenario were the following during 2023 and 2024.

	2023		2024
	Airplan	Aerostar	Airplan	Aerostar
Discount rate	13.09%	10.40%	15.21%	11.60%
Average growth rate for operating costs and expenses	4.73%	4.67%	3.94%	4.56%
Growth rate of departing passengers for each CGU	1.76%	2.40%	2.22%	2.94%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3	3

Management has determined the values assigned to each of the above key assumptions as follows:

2023 and 2024

Assumption	Approach used to determine values

Discount rate	The after-tax discount rate was used from information of listed companies of the industry where each CGU operates.

Average growth rate for operating costs and expenses.	Average growth rate during the concession period, which is based on the latest period and projected inflation trends.

Growth rate of departing passengers.	Weighted average growth rate of departing passengers during the concession period aligned with operating and financial growth under a recovered economic environment in terms of passenger traffic.

For the year 2023, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of recognizing an excess of Ps.302,677 and of Ps.4,202,232, in Aerostar, respectively, and an excess of Ps.374,916 and Ps.546,230 in Airplan, respectively.

For the year 2024, to the discount rate by +1% or -1% in each CGU, cash flow projections would have generated an effect of an excess of Ps.960,467 and Ps.3,672,561 in Aerostar, respectively, and an excess of Ps.210,515 and Ps.347,469 in Airplan, respectively.

8.2) Basic terms and conditions of the concessions

Mexico:

The basic terms and conditions of each concession are the following:

a.	The concession holder must undertake the construction, improvement and maintenance of the facilities in accordance with its Master Development Plan (MDP) and is required to update the plan every five years. (See Note 15.b).
b.	The concession holder may only use the airport facilities for the purposes specified in the concession and must provide services in accordance with all applicable laws and regulations and is subject to statutory oversight by the SCT. The concession holder shall pay a DUAC (in 2023, 5% and 9% as of January 1, 2024, of the gross income of the concession holder, resulting from the use of public assets in accordance with the terms of the concessions) as required by the applicable law. DUAC is presented in the consolidated income statement under “Cost of aeronautical services”. (See Note 4).
c.	Fuel services and fuel supply are to be provided by the Mexican Airport and Auxiliary Services Agency, a Decentralized Public Entity.
d.	The concession holder must grant access to and the use of specific areas of the airport to government agencies to perform their activities inside the airports.
e.	The concession may be terminated if the concession holder fails to comply with certain of the obligations imposed by the concession as established in Article 27 or for the reasons specified in Article 26 of the Airport Law.
f.	Revenues resulting from the concession are regulated and subject to a review process. See (Note 18.1.3).
g.	The terms and conditions of the regulations governing the operations of the Company may be modified by the SCT.

Aerostar:

The purpose of the Aerostar concession (Agreement) is to operate the public airport safely by maintaining the highest possible levels of safety and protection at the LMM Airport, and promoting, facilitating and improving commerce, tourism and economic development. The Puerto Rico authorities, Aerostar and the other airlines have agreed to the terms and conditions of the LMM Airport Facility Contract. The concession period is 40 years as of the closing of the agreement assigning the Airport’s operating rights (February 27, 2013).

Under the Agreement, Aerostar has no rights to control in full the use of the Airport facilities, for example, airport facilities that are under the supervision of the port authority in Puerto Rico or internal or external security in certain areas and it is required to provide certain maintenance services within the airport.

As part of the Agreement, the authorities grant Aerostar the right to sublease the LMM Airport non-aeronautical areas and to collect and retain the fees, charges and payments and income arising from all subleased facilities.

According to the provisions of the Agreement, the Company has the right to collect the annual contributions of all airlines, which will be equal to the sum of the: a) platform use fees; b) landing fees; c) other leases, and d) international and domestic airport use fees.

The Agreement requires Aerostar to make a cash payment of USD2.5 million per year for the first five years after the first five years, the authority establishes a payment of “Annual Authority Income Share”, consisting of 5 % of the gross revenues of the airport obtained by Aerostar from the sixth year to the 30th year. From year 31st to 40th, this amount will increase to 10% of the airport’s gross revenues.

Airplan:

The object of the concession contract is the granting by the Civil Aeronautics of Colombia and in favor of Airplan of the concession for the administration, operation, commercial exploitation, adaptation, modernization and maintenance of the airports Antonio Roldán Betancourt, El Caraño, José María Córdova, Las Brujas, Los Garzones, and Olaya Herrera.

The term of execution of the contract extends from the date of signing of the act of commencement of execution (May 15, 2008) and until the date on which one of any of the following events occurs:

●	That the regulated revenues generated are equal to the expected regulated revenues, provided that by that time 15 years have elapsed from the date of execution of the certificate of commencement of execution.
●	That 25 years have elapsed since the date of execution start certificate regardless of whether, for the time being, regulated revenues generated have not matched the value of the expected regulated revenues.
●	If the regulated income generated equals the expected regulated revenue before 15 years have elapsed from the date of execution of the certificate of commencement of execution, the duration of execution of the certificate of commencement of execution and during this term the concessionaire must execute all the obligations under his charge under the concession contract.

For purposes of the regulated revenue expected as defined in the concession contract, it must be taken into consideration that the expected regulated revenue will increase once each of the complementary works (mandatory or voluntary) is delivered to the grantor.

The grantors agree to assign the regulated and unregulated revenues corresponding to each of the airports to Airplan.

The concessionaire is obliged, with the grantor to pay, during the period of the contract, a consideration equivalent to 19% of the gross income of the concessionaire.

The concession granted by virtue of this contract imposes on the concessionaire the general obligation to administer, make commercial use and operate the airports in accordance with the minimum specifications set forth in the Contract and at their own risk.

The determination of the economic useful life of the intangible is subject to the percentage of execution of the revenues with respect to the total expected income of the financial model that the Company has.

Contract of Trustee

For the administration of the resources of the Concession and the payment of the obligations in charge of the Concessionaire Airplan, it was forced to constitute a trust, to which it transfers all of its gross income received and all the resources of debt and capital that it obtains for the execution of the Concession.

The Trustee will maintain, in accordance with current accounting standards, a record of each and every one of the payments and transfers that are made to third parties or to the Concessionaire itself with charge to any of the accounts of the trust. The foregoing without prejudice to understand that the assignment of regulated income and non - regulated income that this agreement makes the Concession is made in favor of the Concessionaire and not the trust and that the debt and capital resources obtained by the Concessionaire should be adequately recorded as such in its own accounting and not in the Trust, since it is constituted solely for purposes of the administration of resources.

The constitution of the trust was made through the execution of an irrevocable mercantile trust and administration contract whose term will be the maximum authorized by Colombian commercial laws.

8.3) Subsequent measurement of the intangible asset

The Company will subsequently measure the intangible asset over its economic useful life at cost, less accumulated amortization and impairment loss.